Impairment loss on marketable securities and investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of impairment on marketable securities and investments
We have recognized the following impairments on our marketable securities and investments in associated companies:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018*	Year ended December 31, 2017	Year ended December 31, 2016
Impairments of Marketable securities (refer to Note 15)
Seadrill Partners - Common Units	—	—	—	153
Total impairment of marketable securities investments (reclassification from OCI)	—	—	—	153

Impairments of Investment in associated companies and joint ventures (refer to Note 18)
Seadrill Partners - Total direct ownership investments	—	—	723	400
Seadrill Partners - Subordinated units	—	—	82	180
Seadrill Partners - Seadrill member interest and IDRs	—	—	—	73
SeaMex Limited	—	—	36	76
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	—	—	—	13
Total impairment of investments in associated companies and joint ventures	—	—	841	742

Total impairment of investments	—	—	841	895

*On emergence from Chapter 11, the carrying value of our investments in associated companies and joint ventures were adjusted to fair value resulting in a loss recognized in the Consolidated Statement of Operations in "Reorganization items" for the period from January 1, 2018 through July 1, 2018 (Predecessor). For further information, refer to Note 5 - Fresh start accounting.
Our share in results of our associated companies (net of tax) were as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Seadrill Partners - Direct ownership interests	(82)	77	82	216
Seadrill Partners - Subordinated units	(20)	22	22	44
Seabras Sapura	24	46	80	62
SeaMex	(12)	4	—	20
Archer	—	—	(10)	(59)
Total share in results from associated companies (net of tax)	(90)	149	174	283